UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-l under the Exchange Act (17 CFR 240.15Ga-l)
for the reporting period January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported): December 31, 2020

SGGH, LLC

Commission File Number of Securitizer: 025-01497
Central Index Key Number of Securitizer: 0001597370
Kelly Howard, (805) 435-1255
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l(c)(1): []

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l(c)(2)(i): []

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii): X

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 7, 2021   SGGH, LLC
      (Securitizer)

      By: /s/ Kelly G. Howard
      Name: Kelly G. Howard
      Title: Secretary